Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72000%	November 15, 2017
Class A-2a Notes	$315,700,000.00	1.040%	September 15, 2019
Class A-2b Notes	$150,000,000.00	0.844%	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.220%	March 15, 2021
Class A-4 Notes	$121,570,000.00	1.400%	February 15, 2022
Class B Notes	$39,520,000.00	1.730%	March 15, 2022
Class C Notes	$26,350,000.00	1.930%	April 15, 2023
Total	$1,317,340,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,774,881.51

Principal:
Principal Collections	$27,439,706.61
Prepayments in Full	$15,101,729.04
Liquidation Proceeds	$47,364.93
Recoveries	$0.00
Sub Total	$42,588,800.58
Collections	$45,363,682.09

Purchase Amounts:
Purchase Amounts Related to Principal	$1,622,019.23
Purchase Amounts Related to Interest	$3,251.46
Sub Total	$1,625,270.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,988,952.78

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,988,952.78
Servicing Fee	$1,114,477.02	$1,114,477.02	$0.00	$0.00	$45,874,475.76
Interest - Class A-1 Notes	$126,909.44	$126,909.44	$0.00	$0.00	$45,747,566.32
Interest - Class A-2a Notes	$273,606.67	$273,606.67	$0.00	$0.00	$45,473,959.65
Interest - Class A-2b Notes	$116,034.88	$116,034.88	$0.00	$0.00	$45,357,924.77
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$44,974,133.10
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$44,832,301.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,832,301.43
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$44,775,326.76
Second Priority Principal Payment	$5,413,925.83	$5,413,925.83	$0.00	$0.00	$39,361,400.93
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$39,319,021.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,319,021.35
Regular Principal Payment	$186,873,101.71	$39,319,021.35	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$46,988,952.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$5,413,925.83
Regular Principal Payment					$39,319,021.35
Total					$44,732,947.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$44,732,947.18	$156.03	$126,909.44	$0.44	$44,859,856.62	$156.47
Class A-2a Notes	$0.00	$0.00	$273,606.67	$0.87	$273,606.67	$0.87
Class A-2b Notes	$0.00	$0.00	$116,034.88	$0.77	$116,034.88	$0.77
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$44,732,947.18	$33.96	$1,141,528.58	$0.87	$45,874,475.76	$34.83

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$192,287,027.54	0.6706907	$147,554,080.36	0.5146637
Class A-2a Notes	$315,700,000.00	1.0000000	$315,700,000.00	1.0000000
Class A-2b Notes	$150,000,000.00	1.0000000	$150,000,000.00	1.0000000
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$1,222,927,027.54	0.9283306	$1,178,194,080.36	0.8943736

Pool Information
Weighted Average APR	2.581%	2.555%
Weighted Average Remaining Term	55.41	54.55
Number of Receivables Outstanding	53,720	52,593
Pool Balance	$1,337,372,421.83	$1,293,094,689.22
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,231,924,540.45	$1,191,163,101.71
Pool Factor	0.9352266	0.9042632

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$19,396,420.34
Yield Supplement Overcollateralization Amount	$101,931,587.51
Targeted Overcollateralization Amount	$140,524,790.22
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$114,900,608.86

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		113	$66,912.80
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$66,912.80
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0600%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0002%
Prior Collection Period			0.0079%
Current Collection Period			0.0611%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		249	$76,080.45
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$76,080.45
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0053%

Average Realized Loss for Receivables that have experienced a Realized Loss			$305.54
Average Net Loss for Receivables that have experienced a Realized Loss			$305.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.68%	339	$8,736,743.37
61-90 Days Delinquent	0.06%	27	$748,465.66
91-120 Days Delinquent	0.02%	5	$208,694.30
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.75%	371	$9,693,903.33

Repossession Inventory:
Repossessed in the Current Collection Period		20	$558,557.85
Total Repossessed Inventory		26	$736,110.36

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0091%
Prior Collection Period			0.0540%
Current Collection Period			0.0608%
Three Month Average			0.0413%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0740%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	3

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer